Earnings Per Share Attributable To International Paper Company Common Shareholders (Reconciliation Of Earnings Per Share) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2016 [1]	Sep. 30, 2016 [1]	Jun. 30, 2016 [1]	Mar. 31, 2016 [1]	Dec. 31, 2015 [2]	Sep. 30, 2015 [2]	Jun. 30, 2015 [2]	Mar. 31, 2015 [3]	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Earnings Per Share, Basic and Diluted [Line Items]
Earnings (loss) from continuing operations										$ 909		$ 938		$ 568
Effect of dilutive securities										0		0		0
Earnings (loss) from continuing operations – assuming dilution										$ 909		$ 938		$ 568
Average common shares outstanding										411.1		417.4		427.7
Average common shares outstanding – assuming dilution										415.6		420.6		432.0
Basic earnings (loss) per share from continuing operations		$ 0.53	$ 0.76	$ 0.10	$ 0.82	$ 0.43	$ 0.53	$ 0.54	$ 0.74	$ 2.21	[1]	$ 2.25	[2]	$ 1.33
Diluted earnings (loss) per share from continuing operations		$ 0.53	$ 0.75	$ 0.10	$ 0.82	$ 0.43	$ 0.53	$ 0.54	$ 0.74	$ 2.19	[1]	$ 2.23	[2]	$ 1.31
Restricted performance share plan
Earnings Per Share, Basic and Diluted [Line Items]
Effect of dilutive securities:										4.5		3.2		4.2
Stock options (a)
Earnings Per Share, Basic and Diluted [Line Items]
Effect of dilutive securities:	[4]									0.0		0.0		0.1

[1]	Includes the following pre-tax charges (gains): 2016In millions Q1 Q2 Q3 Q4Riegelwood mill conversion costs $9 $— $— $—India Packaging evaluation write-off — — 17 —Early debt extinguishment costs — — 29 —Write-off of certain regulatory pre-engineering costs — — 8 —Costs associated with the newly acquired pulp business — 5 7 19Asia Box impairment / restructuring 37 28 5 —Gain on sale of investment in Arizona Chemical (8) — — —Turkey mill closure — — — 7Amortization of Weyerhaeuser inventory fair value step-up — — — 19Total $38 $33 $66 $45
[2]	Includes the following pre-tax charges (gains): 2015In millions Q1 Q2 Q3 Q4Riegelwood mill conversion costs, net of proceeds from sale of the Carolina Coated Bristols brand $— $(14) $7 $15Timber monetization restructuring — — 17 (1)Early debt extinguishment costs — 207 — —Refund and state tax credits — (4) — —IP-Sun JV impairment — — 186 (12)Legal reserve adjustment — — — 15Impairment of Orsa goodwill and trade name intangible — — — 137Other items — 1 1 4Total $— $190 $211 $158
[3]	Includes the following tax expenses (benefits): 2015 Q1 Q2 Q3 Q4Tax expense for cash pension $— $23 $— $—Tax benefit related to IP-Sun JV — — (67) —Other items — 5 — 2Tax impact of other special items — (67) (3) (13)Total $— $(39) $(70) $(11)
[4]	Options to purchase shares were not included in the computation of diluted common shares outstanding if their exercise price exceeded the average market price of the Company’s common stock for each respective reporting date.